Document And Entity Information	Apr. 28, 2020
Cover [Abstract]
Entity Registrant Name	MSCI Inc.
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-33812
Entity Tax Identification Number	13-4038723
Entity Address Address Line1	7 World Trade Center
Entity Address, Address Line Two	250 Greenwich St., 49th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	212
Local Phone Number	804-3900
Entity Information, Former Legal or Registered Name	NOT APPLICABLE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001408198
Title of each class	Common Stock, par value $0.01 per share
Trading Symbol(s)	MSCI
Name of each exchange on which registered	NYSE